Share capital - Authorised, Issued, and Held in Reserve (Details) - shares	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital
Shares authorised	1,286,021,925	1,314,407,571	1,314,407,571
Shares issued	640,667,612	635,676,817	634,244,336	632,365,757
Unissued shares	645,354,313	678,730,754	680,163,235
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	1,127,690,590	1,127,690,590	1,127,690,590
Shares issued	634,336,265	629,345,470	627,912,989
Unissued shares	493,354,325	498,345,120	499,777,601
Sasol preferred ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised		28,385,646	28,385,646
Unissued shares		28,385,646	28,385,646
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	158,331,335	158,331,335	158,331,335
Shares issued	6,331,347	6,331,347	6,331,347
Unissued shares	151,999,988	151,999,988	151,999,988